Acquisitions and divestitures (2015 Divestitures) - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Predecessor | SCOOP play
Long Lived Assets Held For Sale [Line Items]
Proceeds from sale of various non-core oil and gas properties	$ 36,654